UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-22210
PARTNERS GROUP PRIVATE EQUITY, LLC

(Exact name of registrant as specified in charter)
450 Lexington Avenue, 39th Floor
New York, NY 10017

(Address of principal executive offices) (Zip code)
Brooks Lindberg
450 Lexington Avenue, 39th Floor
New York, NY 10017

(name and address of agent for service)
Registrant’s telephone number, including area code: (212) 763-4700
Date of fiscal year end: March 31
Date of reporting period: July 1, 2007 — June 30, 2008
     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PARTNERS GROUP PRIVATE EQUITY, LLC
ITEM 1. PROXY VOTING RECORD
There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2008 with respect to which the registrant was entitled to vote.*

*	As of the date hereof, the registrant has not commenced operations.

SIGNATURES
     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): Partners Group Private Equity, LLC

By:	/s/ Scott Higbee
	Name:	Scott Higbee
	Title:	President

By:	/s/ Brooks Lindberg
	Name:	Brooks Lindberg
	Title:	CFO

Date: August 28, 2008